Annual Total Returns	12 Months Ended
Dec. 31, 2025
Genter Capital Municipal Quality Intermediate ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.10%
Genter Capital Taxable Quality Intermediate ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.93%